Significant Accounting Policies (Details 2) $ in Thousands	Jun. 30, 2018 USD ($)
Remainder of 2018 [Member]
Significant Accounting Policies [Line Items]
Total	$ 3,065
2019 [Member]
Significant Accounting Policies [Line Items]
Total	2,016
2020 and thereafter [Member]
Significant Accounting Policies [Line Items]
Total	627
Product [Member] | Remainder of 2018 [Member]
Significant Accounting Policies [Line Items]
Total	528
Product [Member] | 2019 [Member]
Significant Accounting Policies [Line Items]
Total
Product [Member] | 2020 and thereafter [Member]
Significant Accounting Policies [Line Items]
Total
Services [Member] | Remainder of 2018 [Member]
Significant Accounting Policies [Line Items]
Total	2,537
Services [Member] | 2019 [Member]
Significant Accounting Policies [Line Items]
Total	2,016
Services [Member] | 2020 and thereafter [Member]
Significant Accounting Policies [Line Items]
Total	$ 627